Provision for major overhauls (Tables)	12 Months Ended
Dec. 31, 2018
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Details of Provision for Major Overhauls in Respect of Aircraft Held under Operating Leases

Details of provision for major overhauls in respect of aircraft held under operating leases are as follows:

	2018	2017
	RMB million	RMB million
At January 1	3,370	2,857
Additional provision	943	1,063
Utilization	(661)	(550)

At December 31	3,652	3,370
Less: current portion (Note 43)	(821)	(562)

	2,831	2,808